Common Stock Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2022
Common Stock Subject To Possible Redemption
Schedule of Common Stock Subject to Possible Redemption

Gross Proceeds	$276,000,000
Less:
Proceeds allocated to public warrants	(12,834,000)
Common stock issuance cost	(15,660,526)
Plus:
Accretion of carrying value to redemption value	32,634,526
Common Stock subject to possible redemption, December 31, 2021	$280,140,000
Accretion – increase in redemption value of common stock subject to redemption	3,055,443
Common Stock subject to possible redemption, December 31, 2022	$283,195,443